Fair Value Measurements - Schedule of Change in Share-Based Termination Liability (Details) - BOLT THREADS, INC. [Member] - Share-based termination liability [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Change in Share-Based Termination Liability [Line Items]
Balance
Addition during the period	6,053
Change in estimated fair value	296
Balance	$ 6,349